UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.1%
		Alabama-1.4%
$5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$5,848,829
5,000	M	Mobile Alabama Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	5,209,000
			11,057,829
		Alaska-.8%
5,475	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	5,709,001
		Arizona-2.4%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,530,000
4,095	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	4,324,074
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,738,036
			17,592,110
		Arkansas-.7%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039	5,383,450
		California-3.7%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	6,281,700
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,430,850
5,000	M	San Francisco City & Cnty. COP 4.75% 9/1/2033	5,085,350
10,000	M	San Jacinto Unified School District GO 5.25% 8/1/2032	10,666,800
			27,464,700
		Connecticut-1.3%
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012	9,753,030
		District of Columbia-1.6%
5,000	M	District of Columbia GO Series "B" 6% 6/1/2021	6,119,350
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028	5,414,300
			11,533,650
		Florida-9.0%
5,000	M	Broward Cnty. Airport Sys. Rev. 5.375% 10/1/2029	5,295,550
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5.25% 1/1/2026	1,056,590
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6.25% 1/1/2015	1,080,780
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	6,133,765
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,535,050
1,000	M	Miami Beach Stormwater Rev. 5.375% 9/1/2030	1,017,170
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,443,850
5,000	M	Miami-Dade County Pub. Facs. (Jackson Health System) 5.5% 6/1/2029	5,388,200
		Miami-Dade County School Board Certificates of Participation:
5,000	M	5.25% 5/1/2029	5,337,850
5,000	M	5.375% 2/1/2034	5,377,550
5,050	M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition) 5% 4/1/2029	5,295,228
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,579,050
5,000	M	Orange County Sch. Brd. COP 5.5% 8/1/2034	5,404,700
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,088,220
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,256,850
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5.75% 10/1/2020	1,100,240
600	M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	629,544
			66,020,187

		Georgia-7.5%
3,000	M	Atlanta Airport Rev. Series "A" 5.5% 1/1/2010*	3,069,150
9,040	M	Atlanta Water & Wastewater Rev. Series "A" 5.5% 11/1/2019	10,100,302
5,000	M	Augusta Water & Sewer Rev. 5.25% 10/1/2039	5,305,250
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
16,350	M	6.25% 7/1/2011	17,474,389
17,000	M	6% 7/1/2013	19,051,220
			55,000,311
		Illinois-11.5%
		Chicago Board of Education Lease Certificates of Participation Series "A":
5,000	M	6% 1/1/2016	5,965,450
36,200	M	6% 1/1/2020	41,746,926
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,097,950
3,000	M	6.65% 2/1/2011	3,216,120
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022	5,384,500
5,000	M	Childrens Mem. Hosp. 5.25% 8/15/2033	5,204,750
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,827,260
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019	5,209,640
5,000	M	Springfield Electric Rev. 5% 3/1/2027	5,266,000
			84,918,596
		Indiana-3.7%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	8,373,245
8,575	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029	9,417,065
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,335,015
			27,125,325
		Iowa---.6%
4,015	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	4,251,604
		Kentucky-1.1%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.) 5.75% 12/1/2028	5,535,000
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,808,099
			8,343,099
		Louisiana-.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	4,872,645
		Maine---.7%
5,000	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	5,375,900
		Massachusetts-1.3%
8,585	M	Boston Water & Sewer Rev. 5.75% 11/1/2013	9,355,847
		Michigan-6.0%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	6,467,100
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,546,600
10,000	M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012	10,608,000
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,781,000
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6.25% 12/1/2028	5,663,150
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,360,760
			44,426,610
		Missouri-3.1%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
6,000	M	6.75% 5/15/2010	6,242,040
10,000	M	6.75% 5/15/2011	10,991,400
5,000	M	St. Luke's Health 5.5% 11/15/2028	5,484,250
			22,717,690
		Montana---.7%
5,000	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	5,206,300
		New Jersey-.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev. 5.625% 6/1/2030	5,359,750

		New Mexico-.7%
5,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031	5,309,350
		New York-10.6%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	28,318,400
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027	12,250,300
5,000	M	State University 5.875% 5/15/2017	5,801,900
5,000	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	5,339,400
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	5,523,350
7,780	M	Port Authority of New York & New Jersey Drivers 8.57% 8/15/2015***	9,362,608
10,000	M	Sales Tax Asset Receivable Corp. 5% 10/15/2026	10,742,600
1,000	M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
		5.75% 10/15/2013	1,012,060
			78,350,618
		North Carolina-1.6%
3,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev. 5.25% 1/15/2034	3,185,520
8,000	M	North Carolina Municipal Pwr. Agency (Catawba Electric) 6% 1/1/2011	8,462,400
			11,647,920
		North Dakota-2.2%
9,695	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	10,737,503
4,915	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	5,237,719
			15,975,222
		Ohio-4.1%
5,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5.25% 2/15/2026	5,423,300
6,000	M	Jefferson County Jail Construction GO 5.75% 12/1/2019	6,658,980
5,000	M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034	5,362,900
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
4,750	M	6.125% 9/1/2028	5,254,213
6,720	M	5.85% 9/1/2033	7,272,384
			29,971,777
		Oklahoma-1.5%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5.25% 11/15/2036	10,765,900
		Pennsylvania-1.8%
5,000	M	Philadelphia GO 7.125% 7/15/2038	5,992,200
6,660	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	7,241,085
			13,233,285
		Rhode Island-1.0%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,652,050
		Texas-12.3%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	15,361,640
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,043,550
		Harris County Toll Road Sub. Liens General Obligations Series "A":
11,065	M	6.5% 8/15/2012	12,723,312
7,000	M	6.5% 8/15/2013	8,321,390
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,563,050
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032	5,351,400
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027	5,434,050
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013	4,461,360
6,035	M	6.25% 12/15/2015	6,883,400
5,000	M	JP Morgan Chase Putters 8.772% 2/1/2030***	5,835,700
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	10,440,200
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030	5,534,050
			90,953,102
		Utah-.2%
1,120	M	Provo Electric System Rev. 10.375% 9/15/2015	1,448,216

		Washington-1.8%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,620,750
7,000	M	Providence Health 5.25% 10/1/2033		7,559,790
				13,180,540
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,873,725
		Wisconsin-2.1%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		15,696,000
Total Value of Municipal Bonds (cost $658,465,530)				730,525,339
		SHORT-TERM TAX EXEMPT INVESTMENTS-.0%
200	M	New York City GO
		Adjustable Rate Note .28% ** (cost $200,000)		200,000
Total Value of Municipal Investments (cost $658,665,530)			99.1%	730,725,339
Other Assets, Less Liabilities			.9	6,442,057
Net Assets			100.0%	$737,167,396

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $658,665,530. Accumulated net unrealized appreciation was $72,059,809, consisting entirely of gross unrealized appreciation on investments.

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND II
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.5%
		Alabama-2.4%
$1,000	M	Alabama State Pub. School & College Auth. Rev. 4.5% 12/1/2026	$ 1,023,290
1,000	M	Alabama State University Rev. 5.25% 9/1/2034	1,081,650
1,000	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	1,093,990
1,000	M	Phenix City Water & Sewer Rev. 5% 8/15/2034	1,045,960
			4,244,890
		Alaska-2.7%
1,000	M	Alaska Intl. Airport Rev. Series "B" 5.75% 10/1/2012*	1,134,590
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,579,450
			4,714,040
		Arizona-9.1%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,482,738
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,515,350
1,000	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2029	1,056,430
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	5,459,000
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,363,640
			15,877,158
		California-4.5%
1,100	M	Alhambra Sch. District GO 5.25% 8/1/2028	1,207,096
3,090	M	Alum Rock Elem. Sch. District GO 5.25% 8/1/2029	3,399,093
1,000	M	Central Unified School Dist. GO 5.25% 8/1/2024	1,113,510
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039	2,157,280
			7,876,979
		Connecticut-2.1%
2,000	M	New Haven GO 5% 3/1/2025	2,233,460
1,300	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,414,192
			3,647,652
		District of Columbia-1.9%
3,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2029	3,281,580
		Florida-11.6%
2,500	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	2,647,775
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026	1,076,650
1,000	M	5.25% 7/1/2027	1,080,760
1,120	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,180,973
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series "A"
		5% 7/1/2025	2,010,321
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	4,008,124
		Miami-Dade County General Obligations:
2,000	M	6% 7/1/2023	2,305,580
3,000	M	6.125% 7/1/2025	3,449,700
1,000	M	Panama City Beach Utility Rev. 5% 6/1/2030	1,054,840
1,500	M	Winter Park Electric Rev. 5% 10/1/2035	1,554,000
			20,368,723

		Georgia-6.4%
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,658,880
4,850	M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.25% 4/1/2037	5,185,329
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5.125% 12/1/2021	1,045,860
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,290,400
1,000	M	Savannah Economic Dev. Auth. Rev. 5% 6/15/2039	1,056,640
			11,237,109
		Illinois-.7%
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,280,300
		Indiana-5.2%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*	1,136,224
1,105	M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*	1,219,754
2,360	M	South Bend Cmnty. Sch. Corp. Rev. 5% 1/15/2029	2,555,479
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,600	M	5.25% 7/15/2028	1,773,184
1,000	M	5.25% 7/15/2029	1,104,310
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*	1,386,887
			9,175,838
		Kentucky-2.6%
2,980	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5.25% 9/1/2026	3,174,385
1,310	M	Paducah Elec. Plant Brd. Rev. 5.25% 10/1/2035	1,412,599
			4,586,984
		Louisiana-4.7%
		Louisiana Loc. Govt. Env. Pkg. Facs. Revenue:
1,845	M	5.25% 10/1/2021	1,858,819
1,000	M	5% 2/1/2029	1,058,720
1,500	M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025	1,723,065
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,155,850
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,477,775
			8,274,229
		Massachusetts-1.1%
1,500	M	Massachusetts State GO 5.25% 8/1/2022	1,852,785
		Michigan-4.9%
2,000	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	2,164,900
1,000	M	Canton Charter Twp. GO 5% 4/1/2027	1,089,280
1,250	M	Ferris State University Rev. 5% 10/1/2028	1,356,512
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,855,977
2,000	M	Van Dyke Pub. Schs. Bldg. & Site GO 5% 5/1/2028	2,166,740
			8,633,409
		Mississippi-2.9%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,000	M	5.375% 7/1/2029	2,166,040
2,660	M	5.625% 7/1/2039	2,890,063
			5,056,103
		Missouri-1.2%
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
		5.85% 6/1/2010*	320,971
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5.75% 3/1/2019	257,517
375	M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
		5.75% 3/1/2010*	387,330
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,097,850
			2,063,668

		New Jersey-3.8%
1,000	M	New Jersey Edl. Facs. Auth. Rev. 5.375% 7/1/2038	1,102,190
1,000	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031	1,068,930
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,537,240
			6,708,360
		New Mexico-.6%
1,000	M	New Mexico State Hosp. Equip. Rev. (Presbyterian Hosp.) 5% 8/1/2039	1,014,690
		New York-1.8%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016	804,859
250	M	5.5% 3/15/2017	277,537
2,000	M	New York State Dorm. Auth. Rev. 5% 2/15/2039	2,150,120
			3,232,516
		North Carolina-2.5%
1,000	M	New Hanover Cnty. Hosp. Rev. 5.125% 10/1/2031	1,054,840
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,243,270
			4,298,110
		Ohio-3.7%
1,105	M	Akron Sewer System Rev. 5.25% 12/1/2020	1,153,399
3,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5% 2/15//2024	3,234,930
1,500	M	Ohio State Bldg. Auth. State Facs. 5.5% 4/1/2012*	1,624,290
450	M	Youngstown GO 6% 12/1/2010*	483,948
			6,496,567
		Pennsylvania-5.3%
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031	2,773,750
1,000	M	Philadelphia Wtr. & Wastewater Rev. 5% 1/1/2027	1,059,960
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*	1,143,980
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027	3,282,714
1,000	M	5.375% 4/1/2028	1,120,760
			9,381,164
		Puerto Rico-.5%
805	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6.25% 7/1/2016	806,514
		Rhode Island-2.8%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Pub. Schs. Fing. Prog. 5.25% 5/15/2029	3,428,134
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,526,502
			4,954,636
		South Carolina-.6%
1,000	M	Anderson Water & Swr. System Rev. 5% 7/1/2034	1,070,030
		South Dakota-.9%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,616,385
		Texas-8.0%
1,750	M	Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5.25% 10/1/2029	1,873,707
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,265,500
5,000	M	Houston Utility Systems Rev. 5.25% 5/15/2020	5,606,150
1,250	M	Parker Cnty. GO 5% 2/15/2029	1,363,200
			14,108,557
		Utah-.6%
1,000	M	Pleasant Grove City Wtr. Rev. 5.25% 12/1/2029	1,105,620
		Washington-4.4%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,399,850
2,135	M	Washington State Higher Ed. Facs. Auth. Rev. 5.25% 11/1/2027	2,273,711
			7,673,561
Total Value of Municipal Bonds (cost $159,105,664)			174,638,157

		SHORT-TERM TAX EXEMPT INVESTMENTS-1.2%
		Adjustable Rate Notes **
1,200	M	Mass. State Hlth. & Edl. Facs. Auth. Rev. .27%		1,200,000
900	M	Virginia Small Business Fing. Auth. Rev. .30%		900,000
Total Value of Short-Term Tax Exempt Investments (cost $2,100,000)				2,100,000
Total Value of Municipal Investments (cost $161,205,664)			100.7%	176,738,157
Excess of Liabilities Over Other Assets			(.7)	(1,293,430)
Net Assets			100.0%	$175,444,727

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $161,228,309. Accumulated net unrealized appreciation on investments was $15,509,848 consisting of $15,632,745 gross unrealized appreciation and $122,897 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.7%
		Certificates of Participation-14.5%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 572,380
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029	1,096,830
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	779,595
1,000	M	Val Verde Unified School District 5% 3/1/2029	1,027,180
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024	1,041,770
			4,517,755
		General Obligations-38.6%
2,000	M	Alhambra Unified School District 5.25% 8/1/2028	2,194,720
1,000	M	Chico Unified School District 5% 8/1/2026	1,072,230
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,103,340
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,076,820
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6.25% 2/1/2016	742,859
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,092,980
750	M	Natomas Unified School District 5.95% 9/1/2021	870,225
1,000	M	Orchard School District 5% 8/1/2029	1,060,550
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,220,310
444	M	Walnut Valley School District 7.2% 2/1/2016	506,489
1,000	M	Yosemite Cmnty. College District 5% 8/1/2028	1,084,610
			12,025,133
		Health Care-7.1%
1,000	M	California Health Facs. Fin. Auth. Rev. 6.5% 10/1/2033	1,158,750
1,000	M	California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph's)
		5.125% 7/1/2024	1,046,950
			2,205,700
		Housing-3.3%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	1,035,490
		Transportation-3.5%
1,000	M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025	1,093,850
		Utilities-9.5%
1,000	M	Semitropic Impt. Dist. Water Storage Dist. 5.5% 12/1/2022	1,071,490
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012	799,987
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,092,210
			2,963,687

		Other Revenue-22.2%
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		1,103,900
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,105,120
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
		5.25% 11/1/2020		1,193,632
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5.25% 8/1/2020		1,016,050
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		571,670
1,000	M	Sacramento Cnty. Airport Sys. Rev. 5.5% 7/1/2034		1,100,480
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		828,324
				6,919,176
Total Value of Municipal Bonds (cost $28,348,274)				30,760,791
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.0%
300	M	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.
		Adjustable Rate Note .28%** (cost $ 300,000)		300,000
Total Value of Municipal Investments (cost $28,648,274)			99.7%	31,060,791
Other Assets, Less Liabilities			.3	110,583
Net Assets			100.0%	$31,171,374

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $28,648,274. Accumulated net unrealized appreciation on investments was $2,412,517, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.1%
		Education-28.0%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000	M	Loomis Chafee School 5% 7/1/2030	$ 1,054,280
		Quinnipiac University:
1,000	M	5% 7/1/2025	1,065,570
1,000	M	5.75% 7/1/2033	1,118,690
1,000	M	Renbrook School 5% 7/1/2030	1,036,330
1,000	M	Salisbury School 5% 7/1/2028	1,095,610
1,235	M	Trinity College Series "H" 5% 7/1/2019	1,380,730
1,000	M	Westminster School 5% 7/1/2037	1,043,660
1,000	M	Yale University 4.85% 7/1/2037	1,066,770
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021	644,850
1,000	M	University Rev. 4.75% 2/15/2029	1,084,560
			10,591,050
		General Obligations-21.1%
1,000	M	Bridgeport 5% 12/1/2023	1,102,470
690	M	Connecticut State Series "E" 6% 3/15/2012	774,304
1,000	M	Glastonbury 5% 6/15/2021	1,115,970
		New Britain:
630	M	6% 3/1/2012	669,526
1,000	M	4.75% 4/1/2028	1,175,950
2,300	M	New Haven 5% 3/1/2026	2,549,412
580	M	Stratford 5% 12/15/2023	625,182
			8,012,814
		Health Care-14.1%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
260	M	Bridgeport Hospital 6.5% 7/1/2012	260,598
		Child Care Facilities Program:
400	M	5.5% 7/1/2019	405,796
1,000	M	6% 7/1/2038	1,115,880
1,250	M	Children's Medical Center Series "B" 5% 7/1/2021	1,252,263
205	M	Village Families & Children Series "A" 5% 7/1/2017	208,844
1,000	M	William W. Backus Hospital 5% 7/1/2025	1,073,940
500	M	Yale-New Haven Hospital 5% 7/1/2026	519,105
500	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016	500,940
			5,337,366

		Housing-10.9%
		Connecticut State Housing Finance Authority:
500	M	Group Home Mtg. 5.85% 6/15/2030		509,330
		Housing Mtg. Finance Program:
500	M	6.25% 11/15/2025		573,735
1,000	M	5.75% 11/15/2028		1,113,230
1,750	M	Next Steps 7, 5% 6/15/2024		1,942,255
				4,138,550
		Transportation-6.5%
		Connecticut State Special Tax Obligation Revenue:
250	M	Fuel Tax & Transit Rev. 6.125% 9/1/2012		270,917
		Transportation Infrastructure:
1,000	M	5% 11/1/2025		1,116,850
1,000	M	5% 8/1/2027		1,089,810
				2,477,577
		Utilities-9.8%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035		1,027,530
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025		1,057,280
500	M	5% 7/1/2028		523,785
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,090,850
				3,699,445
		Other Revenue-8.7%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		1,123,640
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		530,680
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,626,495
				3,280,815
Total Value of Municipal Bonds (cost $34,764,844)			99.1%	37,537,617
Other Assets, Less Liabilities			.9	358,862
Net Assets			100.0%	$37,896,479

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $34,764,844. Accumulated net unrealized appreciation on investments was $2,772,773, consisting of $2,787,103 gross unrealized appreciation and $14,330 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-97.2%
		Education-23.5%
$1,000	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. 6% 1/1/2028	$ 1,088,580
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2038	1,059,880
750	M	Boston University 5.6% 10/1/2035	813,345
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Harvard University 5.5% 11/15/2036	1,138,690
1,000	M	Lesley University 5% 7/1/2029	1,082,560
800	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	948,000
			6,131,055
		General Obligations-18.4%
		Massachusetts State:
1,000	M	5.5% 8/1/2030	1,264,860
500	M	.894% 5/1/2037	372,375
1,000	M	Quaboag Regional School District 5.5% 6/1/2017	1,039,680
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033	1,068,620
1,000	M	Worcester 5.5% 8/15/2017	1,046,990
			4,792,525
		Health Care-9.2%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5.375% 2/1/2027	1,012,900
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,006,930
360	M	Massachusetts General Hospital Series "F" 6.25% 7/1/2012	379,217
			2,399,047
		Housing-8.1%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028	1,072,630
1,000	M	5.35% 12/1/2033	1,034,260
			2,106,890
		Transportation-8.8%
		Massachusetts Bay Trans. Authority:
1,000	M	Assessment Revenue 5% 7/1/2028	1,114,190
1,000	M	Sales Tax Revenue 5% 7/1/2031	1,186,370
			2,300,560
		Utilities-16.6%
850	M	Boston Water & Sewer Commission Rev. 5.75% 11/1/2013	928,260
1,080	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018	1,123,988
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029	1,083,680
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,173,260
			4,309,188

		Other Revenue-12.6%
1,000	M	Boston Convention Center Act 1997 Series "A" 5% 5/1/2017		1,088,360
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,119,020
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,084,330
				3,291,710
Total Value of Municipal Bonds (cost $23,295,618)				25,330,975
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.9%
500	M	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.
		Adjustable Rate Note .27% ** (cost $500,000)		500,000
Total Value of Municipal Investments (cost $23,795,618)			99.1%	25,830,975
Other Assets, Less Liabilities			.9	224,729
Net Assets			100.0%	$26,055,704

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $23,795,618. Accumulated net unrealized appreciation on investments was $2,035,357, consisting of $2,168,611 gross unrealized appreciation and $133,254 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-97.2%
		Education-3.7%
$1,000	M	Ferris State University Revenue 5% 10/1/2028	$ 1,085,210
		General Obligations-35.9%
1,000	M	Allendale Public Sch. Dist. Series "A" 5.25% 5/1/2024	1,115,190
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025	1,082,450
1,000	M	Eaton Rapids Public Schools 5.25% 5/1/2022	1,091,670
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,109,450
660	M	Gull Lake Community School District Zero Coupon 5/1/2013	568,821
1,000	M	Jenison Public School District 5.5% 5/1/2018	1,073,530
1,000	M	Michigan State Series "A" 5% 11/1/2022	1,076,940
1,000	M	Montrose Township School District 6.2% 5/1/2017	1,220,800
1,000	M	Troy City School District 5% 5/1/2026	1,082,020
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,070,240
			10,491,111
		Health Care-10.9%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026	1,041,900
1,000	M	Michigan State Hospital Fin. Auth. Rev. (Trinity Health)
		6.25% 12/1/2028	1,132,630
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5.625% 7/1/2013	1,011,970
			3,186,500
		Housing-3.6%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,057,420
		Transportation-3.7%
1,000	M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024	1,084,460
		Utilities-35.6%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033	1,293,420
		Detroit Water Supply System Revenue:
1,275	M	6.5% 7/1/2015	1,481,308
1,000	M	5.5% 7/1/2027	1,104,350
1,000	M	Grand Rapids Water Supply 5% 1/1/2029	1,086,310
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,096,470
		Michigan State Strategic Fund (Detroit Edison Co.):
1,350	M	6.95% 5/1/2011	1,448,388
1,000	M	7% 5/1/2021	1,212,330
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	595,640
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,096,360
			10,414,576
		Other Revenue-3.8%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,103,570
Total Value of Municipal Bonds (cost $25,961,996)			28,422,847

		SHORT-TERM TAX EXEMPT INVESTMENTS-.9%
250	M	Lanse Creuse Public Schools
		Adjustable Rate Note .35%** (cost $250,000)		250,000
Total Value of Municipal Investments (cost $26,211,996)			98.1%	28,672,847
Other Assets, Less Liabilities			1.9	556,545
Net Assets			100.0%	$29,229,392

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $26,211,996. Accumulated net unrealized appreciation on investments was $2,460,851, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-97.8%
		Certificates of Participation-2.5%
$250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	$ 270,267
250	M	Plymouth Intermediate Sch. Dist. #287, 5% 2/1/2024	270,317
			540,584
		Education-7.2%
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	545,835
500	M	University of St. Thomas 5.25% 4/1/2039	530,155
400	M	University of Minnesota 5.75% 7/1/2017	481,704
			1,557,694
		General Obligations-46.2%
500	M	Crow Wing County Jail Series "B" 5% 2/1/2021	549,780
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	549,800
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	211,826
		Eagan Recreational Facilities Series "A":
450	M	5% 2/1/2015	489,119
250	M	5% 2/1/2016	271,732
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	794,619
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	566,935
500	M	Hennepin County Series "D" 5% 12/1/2025	558,110
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,111,390
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	282,602
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,086,870
500	M	Minnesota State 5% 6/1/2022	580,375
250	M	Minnesota State Highway 5% 8/1/2026	280,318
750	M	New Brighton Series "A" 5% 2/1/2032	804,383
125	M	Pequot Lakes Ind. Sch. Dist. #186, 5.125% 2/1/2018	135,995
500	M	Scott County 5% 12/1/2023	565,650
500	M	Spring Lake Park Ind. Sch. Dist. 5% 2/1/2029	540,350
500	M	St. Louis County 5% 12/1/2023	568,735
			9,948,589
		Health Care-13.7%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500	M	5.5% 5/15/2017	524,525
500	M	6.5% 11/15/2038	581,860
750	M	Minnesota Agriculture & Econ. Dev. Brd. Rev. Essentia Hlth. 5% 2/15/2037	788,175
		St. Cloud Health Care Revenue:
500	M	Centracare Hlth. Sys. Proj. 5.375% 5/1/2031	536,560
500	M	St. Cloud Hospital 5.8% 5/1/2016	516,160
			2,947,280

		Housing-5.6%
745	M	Minnesota St. Hsg. Fin. Agy. 5.9% 7/1/2028		789,827
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019		408,408
				1,198,235
		Transportation-2.4%
500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2028		512,165
		Utilities-11.5%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		552,200
500	M	5% 1/1/2026		533,735
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		538,285
		Western Minnesota Municipal Power Agency:
325	M	5.5% 1/1/2011		326,251
500	M	5.5% 1/1/2015		525,935
				2,476,406
		Other Revenue-8.7%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		755,930
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,122,570
				1,878,500
Total Value of Municipal Bonds (cost $19,467,324)				21,059,453
		SHORT-TERM TAX EXEMPT INVESTMENTS-.9%
200	M	Center City Health Care Facs. Rev.
		Adjustable Rate Note .35%** (cost $200,000)		200,000
Total Value of Municipal Investments (cost $19,667,324)			98.7%	21,259,453
Other Assets, Less Liabilities			1.3	272,372
Net Assets			100.0%	$21,531,825

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $19,667,324. Accumulated net unrealized appreciation was $1,592,129, consisting entirely of gross unrealized appreciation on investments.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2009

Principal
Amount			Value
		MUNICIPAL BONDS-98.9%
		Certificates of Participation-3.9%
		New Jersey State Equip. Lease Purchase Revenue:
$1,000	M	5.25% 6/15/2027	$ 1,075,510
1,000	M	5.25% 6/15/2028	1,070,590
			2,146,100
		Education-14.1%
		New Jersey Economic Dev. Auth. Revenue:
1,000	M	5.5% 9/1/2025	1,214,110
1,000	M	5.5% 12/15/2029	1,121,350
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035	1,071,650
1,000	M	New Jersey City Univ. Series "E" 5% 7/1/2028	1,065,570
		Rowan University:
1,000	M	5% 7/1/2025	1,118,190
1,000	M	5% 7/1/2026	1,110,600
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,071,950
			7,773,420
		General Obligations-9.8%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,160,655
1,000	M	Bayonne 5.25% 7/1/2027	1,093,300
1,000	M	Jersey City 5% 1/15/2026	1,114,700
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028	1,068,640
			5,437,295
		Health Care-15.3%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,724,610
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	2,137,860
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,059,460
1,000	M	5.75% 10/1/2031	1,104,880
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014	1,011,960
300	M	Riverview Medical Center 6.25% 7/1/2011	328,923
1,000	M	Virtua Health 5.5% 7/1/2038	1,081,450
			8,449,143
		Housing-10.9%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,500	M	Mtg. Rev. 6.375% 10/1/2028	2,801,600
895	M	Multi-Family Hsg. 6.05% 11/1/2017	903,252
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038	2,296,840
			6,001,692

		Transportation-8.0%
1,000	M	Delaware River Port Auth. PA & NJ Rev. 5.75% 1/1/2022		1,005,260
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,187,530
1,000	M	5.5% 12/15/2038		1,134,310
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2018		1,088,730
				4,415,830
		Utilities-2.3%
1,250	M	Passaic Valley Sewer Comm. Series "E" 5.625% 12/1/2018		1,269,950
		Other Revenue-34.6%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016		3,048,550
1,000	M	Cape May County Bridge Commission 5% 6/1/2032		1,061,000
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,084,597
1,000	M	Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.
		5% 1/1/2025		1,001,130
1,500	M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025		1,663,980
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,189,760
1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		1,322,930
1,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027		1,088,590
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034		1,087,840
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,138,260
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,125,880
2,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		2,168,660
1,000	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032		1,090,030
				19,071,207
Total Value of Municipal Bonds (cost $49,381,909)			98.9%	54,564,637
Other Assets, Less Liabilities			1.1	629,344
Net Assets			100.0%	$ 55,193,981

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $49,381,909. Accumulated net unrealized appreciation on investments was $5,182,728, consisting of $5,213,395 gross unrealized appreciation and $30,667 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK INSURED TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.6%
		Education-24.4%
$ 500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	$ 545,480
		New York State Dormitory Authority Revenue:
		Barnard College:
1,000	M	5% 7/1/2024	1,100,310
2,000	M	5% 7/1/2025	2,192,800
		City University:
3,955	M	5.75% 7/1/2013	4,240,337
3,000	M	6% 7/1/2020	3,559,560
2,350	M	Colgate University 6% 7/1/2021	2,785,666
2,000	M	Cornell University 5% 7/1/2029	2,245,080
1,000	M	Master Boces Program 5% 8/15/2028	1,064,910
1,610	M	New York University 6% 7/1/2018	1,975,132
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,808,275
3,000	M	5.75% 3/15/2036	3,476,610
1,200	M	Pratt Institute 5% 7/1/2034	1,279,068
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	1,065,630
3,400	M	Croton Hudson 5.625% 10/1/2029	3,777,706
1,000	M	Williamsville 5.25% 4/1/2021	1,048,390
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,394,085
1,460	M	6% 7/1/2013	1,480,265
1,500	M	State University 5.25% 5/15/2021	1,738,920
			37,778,224
		General Obligations-16.5%
		Buffalo:
		School District Series "B":
1,130	M	5.375% 11/15/2016	1,214,162
2,360	M	5.375% 11/15/2017	2,518,498
2,620	M	5.375% 11/15/2019	2,777,514
1,000	M	School District Series "D" 5.5% 12/15/2015	1,060,850
1,000	M	Monroe County 5% 6/1/2029	1,049,190
4,465	M	Nassau County 5% 10/1/2029	4,884,085
2,000	M	New York City Series "E" 5.75% 8/1/2018	2,146,860
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,914,343
1,395	M	North Syracuse Central School Dist. Series "A" 5% 6/15/2018	1,503,796
1,000	M	Puerto Rico Commonwealth 5.25% 7/1/2030	1,080,730
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017	1,095,470
		Yonkers Series "A":
1,245	M	5.125% 7/1/2016	1,285,027
1,410	M	5.25% 7/1/2017	1,452,455
1,480	M	5.25% 7/1/2018	1,518,347
			25,501,327

		Health Care-3.2%
		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033		1,066,350
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024		2,140,720
500	M	NYSARC 6% 7/1/2036		532,615
1,220	M	United Cerebral Palsy 5.125% 7/1/2021		1,244,925
				4,984,610
		Housing-4.5%
1,000	M	New York City Hsg. Dev. Corp. Cap. Funding Prog. 5% 7/1/2025		1,061,960
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011		1,164,965
		New York State Mtg. Agy. Mtg. Revenue:
1,750	M	5.5% 10/1/2028		1,866,357
2,500	M	6.5% 10/1/2028		2,819,425
				6,912,707
		Transportation-18.2%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031		1,050,660
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022		5,312,650
2,500	M	Transit Rev. 5% 11/15/2020		2,619,050
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026		5,357,850
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,385,398
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029		5,461,750
4,645	M	Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012		4,944,649
				28,132,007
		Utilities-15.2%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033		5,716,300
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,444,540
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,539,800
1,750	M	4.75% 6/15/2030		1,848,122
1,005	M	Saratoga County Water System Rev. 5% 9/1/2038		1,070,426
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		6,086,000
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,775,670
				23,480,858
		Other Revenue-16.6%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,522,750
5,000	M	JPMorgan Chase Putters 8.696% 12/15/2024***		6,063,750
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,485,375
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,235,350
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,601,089
2,500	M	Court Facs. Lease 5.5% 5/15/2027		2,894,925
610	M	Judicial Facs. Lease 7.375% 7/1/2016		739,936
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027		2,204,820
				25,747,995
Total Value of Municipal Bonds (cost $138,593,156)				152,537,728
		SHORT-TERM TAX EXEMPT INVESTMENTS-.3%
500	M	New York City GO
		Adjustable Rate Note .28% ** (cost $500,000)		500,000
Total Value of Municipal Investments (cost $139,093,156)			98.9%	153,037,728
Other Assets, Less Liabilities			1.1	1,775,155
Net Assets			100.0%	$ 154,812,883

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $139,093,156. Accumulated net unrealized appreciation was $13,944,572, consisting entirely of gross unrealized appreciation on investments.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.8%
		Certificates of Participation-29.9%
		Cabarrus County:
$1,000	M	5.25% 6/1/2027	$ 1,106,970
1,000	M	5% 1/1/2029	1,079,050
400	M	Carteret County 5.625% 6/1/2020	414,200
1,000	M	Charlotte 5% 6/1/2029	1,096,300
1,000	M	Durham County 5% 6/1/2027	1,106,530
		Harnett County:
500	M	5.125% 12/1/2023	540,010
500	M	5% 6/1/2027	549,420
1,000	M	Monroe 5.5% 3/1/2034	1,089,680
1,000	M	Salisbury 5.625% 3/1/2026	1,146,750
			8,128,910
		Education-4.1%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,101,990
		General Obligations-5.1%
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,094
1,000	M	Lincoln County 5.5% 6/1/2027	1,158,520
			1,382,614
		Health Care-17.2%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. 5.25% 1/15/2034	1,061,840
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,075,410
1,000	M	New Hanover Regional Medical Center 5% 10/1/2027	1,059,760
1,000	M	North Carolina Medical Care Community Health Care Facility Rev.
		Wakemed 5.625% 6/1/2027	1,063,700
400	M	North Carolina Medical Care Community Hospital Rev.
		Northeast Med. Ctr. 5.375% 11/1/2010*	423,852
			4,684,562
		Transportation-8.0%
1,000	M	Charlotte Airport Rev. Series "A" 5.25% 7/1/2023	1,091,050
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,092,460
			2,183,510

		Utilities-26.4%
1,080	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022		1,184,976
1,000	M	Cape Fear Pub. Util. Water & Sewer Sys. Rev. 5% 8/1/2035		1,077,240
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		1,108,460
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,073,340
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,111,510
500	M	Puerto Rico Aqueduct & Sewer Auth. Rev. 5% 7/1/2028		523,785
1,000	M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039		1,090,800
				7,170,111
		Other Revenue-8.1%
1,000	M	North Carolina St. Cap. Impt. 5% 5/1/2028		1,123,400
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,084,330
				2,207,730
Total Value of Municipal Bonds (cost $24,581,501)			98.8%	26,859,427
Other Assets, Less Liabilities			1.2	322,680
Net Assets			100.0%	$27,182,107

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $24,581,501. Accumulated net unrealized appreciation was $2,277,926, consisting entirely of gross unrealized appreciation on investments.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-96.9%
		Education-13.2%
$ 1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts 5.25% 10/1/2020	$ 1,038,130
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	1,051,140
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,096,320
			3,185,590
		General Obligations-56.1%
1,000	M	Adams County Valley Local School District 7% 12/1/2015	1,161,440
500	M	Avon Local School District 6.5% 12/1/2015	606,020
1,000	M	Beavercreek County School District 5% 12/1/2029	1,106,530
1,000	M	Beavercreek Local School District 6.6% 12/1/2015	1,187,820
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023	1,082,890
1,000	M	Dublin City School Dist. Fac. Construction & Improvement
		5% 12/1/2021	1,106,310
1,000	M	Franklin County 5% 12/1/2031	1,086,840
1,000	M	Greene County 5.25% 12/1/2030	1,095,080
655	M	Jefferson County Jail Construction 5.75% 12/1/2019	726,939
1,000	M	Ohio State Series "A" 5.375% 9/1/2028	1,135,290
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028	466,896
250	M	6.125% 12/1/2033	288,560
1,000	M	St. Marys City School District 5% 12/1/2025	1,103,500
250	M	Sylvania City School District 5% 12/1/2028	270,475
1,000	M	Wapakoneta City School District 5% 12/1/2025	1,112,150
			13,536,740
		Health Care-9.8%
250	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5.5% 9/1/2011	250,642
1,000	M	Ohio State Higher Edl. Fac. Rev. (Cleveland Clinic)
		5.25% 1/1/2033	1,061,780
1,000	M	Ross County Hosp. Rev. 5.25% 12/1/2038	1,049,640
			2,362,062
		Housing-8.9%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
1,000	M	6.125% 9/1/2028	1,106,150
1,000	M	5.45% 9/1/2033	1,040,330
			2,146,480
		Utilities-4.4%
500	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5.375% 2/15/2028	543,700
500	M	Mahoning Valley Sanitary District Water Rev. 5.75% 11/15/2018	507,790
			1,051,490

		Other Revenue-4.5%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,084,330
Total Value of Municipal Bonds (cost $21,331,993)				23,366,692
		SHORT-TERM TAX EXEMPT INVESTMENTS-2.1%
500	M	Ohio St. Higher Edl. Facs. Rev. (Case Western Reserve)
		Adjustable Rate Note .36%** (cost $500,000)		500,000
Total Value of Municipal Investments (cost $21,831,993)			99.0%	23,866,692
Other Assets, Less Liabilities			1.0	248,968
Net Assets			100.0%	$24,115,660

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $21,831,993. Accumulated net unrealized appreciation was $2,034,699, consisting entirely of gross unrealized appreciation on investments.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-100.1%
		Certificates of Participation-7.8%
		Oregon State Dept. of Administrative Services:
$ 500	M	5.25% 5/1/2017	$ 536,780
1,000	M	5% 5/1/2026	1,103,360
500	M	5% 5/1/2030	528,125
1,000	M	5% 11/1/2030	1,041,990
			3,210,255
		Education-2.5%
1,000	M	Oregon Health Sciences Univ. Rev. 5.25% 7/1/2022	1,023,910
		General Obligations-51.3%
		Beaverton School District #48J:
750	M	5% 6/1/2031	826,373
1,500	M	5.125% 6/1/2036	1,645,110
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025	1,130,140
1,000	M	Clackamas Community College Dist. 5% 5/1/2024	1,101,920
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,237,920
500	M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032	549,800
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,186,620
1,055	M	Gresham 5.375% 6/1/2017	1,162,230
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,110,310
1,000	M	5% 6/15/2030	1,094,420
635	M	Jefferson County School District #509J, 5.25% 6/15/2019	687,286
245	M	La Grande 5.625% 6/1/2011	247,011
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,251,650
1,225	M	Newport Zero Coupon 6/1/2029	495,978
1,000	M	Oregon State Board of Higher Education Series "A"
		5% 8/1/2029	1,074,420
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,126,020
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	508,795
1,000	M	Salem 5% 6/1/2028	1,114,290
1,500	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,638,960
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5.25% 6/1/2016	711,450
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,110,940
			21,011,643
		Health Care-2.5%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	1,044,960
		Housing-2.6%
1,000	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	1,045,360

		Transportation-6.6%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028		1,097,460
1,000	M	Port Portland Airport Rev. 5% 7/1/2029		1,082,390
500	M	Redmond Airport Rev. 6% 6/1/2034		508,755
				2,688,605
		Utilities-15.2%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		832,875
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,094,660
1,000	M	5% 6/15/2027		1,084,900
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		1,047,570
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029		1,083,680
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,065,900
				6,209,585
		Other Revenue-11.6%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,114,940
405	M	Portland Urban Renewal & Redev. (Oregon Conv. Ctr.) 5.5% 6/15/2020		417,940
		Puerto Rico Pub. Bldgs. Auth. Revenue:
500	M	Electric Rev. 6% 7/1/2028		530,680
1,000	M	Govt. Facs. Rev. 5.25% 7/1/2027		1,069,610
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,626,495
				4,759,665
Total Value of Municipal Bonds (cost $37,557,697)			100.1%	40,993,983
Excess of Liabilities Over Other Assets			(.1)	(46,447)
Net Assets			100.0%	$40,947,536

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $37,557,697. Accumulated net unrealized appreciation was $3,436,286, consisting entirely of gross unrealized appreciation on investments.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-97.5%
		Education-8.6%
$1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.) 5.5% 10/1/2032	$ 1,087,680
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University) 5.5% 11/15/2033	1,134,200
1,410	M	Pennsylvania State Higher Educ. Facs. Series "S" 5.5% 6/15/2010*	1,461,888
			3,683,768
		General Obligations-39.0%
1,000	M	Beaver County 5.55% 11/15/2031	1,109,500
1,000	M	Bedford County 5% 9/1/2028	1,042,040
1,000	M	Boyertown Area School District 5% 10/1/2023	1,083,230
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032	1,076,460
1,000	M	Daniel Boone Area School District 5% 8/15/2029	1,084,150
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,084,240
1,000	M	Easton Area School District 5.2% 4/1/2028	1,103,660
1,000	M	Methacton School District 6.375% 3/1/2024	1,221,690
1,065	M	Mifflin County 5.5% 9/1/2020	1,127,707
1,000	M	Philadelphia School District 6% 9/1/2038	1,117,730
1,000	M	Philadelphia Series "B" 7% 7/15/2028	1,216,620
940	M	Pittsburgh 5.5% 9/1/2014	1,022,842
1,000	M	Reading 6.25% 11/1/2033	1,138,090
1,000	M	Scranton School District Series "A" 5% 7/15/2027	1,090,550
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,120,760
			16,639,269
		Health Care-12.7%
1,000	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	1,091,960
1,000	M	Geisinger Auth. Hlth. Systems Rev. Series "A" 5.125% 6/1/2034	1,050,100
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
1,000	M	Allegheny Delaware 5.7% 11/15/2011 +	986,990
1,000	M	University of Pa. Health Sys. 5.5% 8/15/2018	1,149,760
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025	1,131,150
			5,409,960
		Housing-2.4%
1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033	1,048,960
		Transportation-12.2%
1,500	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2020	1,552,125
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028	1,194,580
1,000	M	5% 6/1/2029	1,098,840
1,250	M	Philadelphia Airport Rev. 5.375% 6/15/2029	1,344,925
			5,190,470

		Utilities-12.8%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,070,370
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,077,620
500	M	Philadelphia Water & Wastewater Rev. Series "A" 5% 1/1/2027		529,980
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		2,787,562
				5,465,532
		Other Revenue-9.8%
		Philadelphia Redev. Neighborhood Transformation Series "A":
1,000	M	5.5% 4/15/2016		1,054,970
1,000	M	5.5% 4/15/2019		1,042,850
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,084,330
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014		1,001,170
				4,183,320
Total Value of Municipal Bonds (cost $38,060,199)				41,621,279
		SHORT-TERM TAX EXEMPT INVESTMENTS-1.2%
500	M	Beaver County Industrial Development Pollution Control Rev.
		Adjustable Rate Note .30%** (cost $500,000)		500,000
Total Value of Municipal Investments (cost $38,560,199)			98.7%	42,121,279
Other Assets, Less Liabilities			1.3	551,562
Net Assets			100.0%	$42,672,841

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $38,060,199. Accumulated net unrealized appreciation on investments was $3,561,080 consisting of $3,575,076 gross unrealized appreciation and $13,996 gross unrealized depreciation.

+ Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance Corporation, the provider of the credit support.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2009

Principal
Amount		Security	Value
		MUNICIPAL BONDS-98.9%
		Education-6.4%
$1,000	M	University of Virginia University Revs. 5% 6/1/2037	$1,056,720
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026	1,102,910
			2,159,630
		General Obligations-19.1%
1,000	M	Danville 5% 8/1/2029	1,063,030
1,065	M	Harrisonburg Public Safety & Steam Plant Series "A"
		5% 7/15/2020	1,146,739
1,000	M	Hopewell 5.875% 7/15/2034	1,088,830
1,000	M	Richmond 5.5% 1/15/2017	1,069,710
1,000	M	Roanoke Public Impt. Series "A" 5.25% 10/1/2020	1,107,550
1,000	M	Waynesboro 5% 1/15/2034	1,045,260
			6,521,119
		Health Care-9.9%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. (Inova Health Sys.) 5.25% 5/15/2026	1,108,270
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series "A" 5.5% 7/1/2021	1,046,500
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017	1,219,780
			3,374,550
		Housing-3.2%
1,000	M	Virginia State Hsg. Dev. Auth. 6% 7/1/2025	1,102,130
		Transportation-14.6%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	1,113,790
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026	1,109,630
1,585	M	Norfolk Airport Auth. 5.375% 7/1/2015	1,658,845
1,000	M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,105,170
			4,987,435
		Utilities-19.7%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	1,082,340
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015	1,004,170
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018	522,215
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	785,677
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,097,980
		Virginia St. Res. Auth. Infrastructure Revenue:
1,010	M	5% 11/1/2029	1,129,130
1,000	M	5% 11/1/2033	1,095,060
			6,716,572

		Other Revenue-26.0%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,051,610
500	M	Fairfax Cnty. Redev. & Hsg. Auth. Rev. 5% 10/1/2039		531,765
500	M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
		5.625% 11/1/2015		512,260
300	M	Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*		323,865
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,098,160
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5.25% 3/1/2039		1,075,990
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,084,330
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,103,160
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,021,220
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031		1,047,850
				8,850,210
Total Value of Municipal Bonds (cost $31,282,991)			98.9%	33,711,646
Other Assets, Less Liabilities			1.1	371,411
Net Assets			100.0%	$34,083,057

At September 30, 2009, the cost of municipal investments for federal income tax purposes was $31,282,991. Accumulated net unrealized appreciation on investments was $2,428,655, consisting entirely of gross unrealized appreciation.

FOOTNOTES

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date

** Interest rates are determined and reset periodically and are the rates in effect at September 30, 2009

*** Inverse floating rate securities (see Note 2). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2009.

Summary of Abbreviations:
COP Certificate of Participation
GO General Obligation

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Board has approved a change recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, the policy of investing in insured securities was eliminated for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds. The name of each Fund also was changed to remove the word "Insured". The Funds will purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable to the benefits. To the extent that the Funds invest in uninsured securities, they generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality. No change was made to the policies of the Insured Tax Exempt, Insured Tax Exempt Fund II, California Insured Tax Exempt and New York Insured Tax Exempt Funds.

Prior to May 26, 2009, but after May 1, 2008, the policy required each Fund to invest, under normal circumstances, at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal by independent insurance companies. Prior to May 1, 2008, the Funds invested only in municipal bonds that were insured by companies that had a top tier rating by an NRSRO.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Fund's investments.

In addition, effective June 15, 2009, the Funds adopted FASB Staff position ("FSP) No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of "distressed sales" significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value each Fund's net assets as of September 30, 2009 is as follows:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Investments in Municipal Bonds

Insured Tax Exempt	-	730,525,339	-
Insured Tax Exempt II	-	174,638,157	-
California Insured	-	30,760,791	-
Connecticut	-	37,537,617	-
Massachusetts	-	25,330,975	-
Michigan	-	28,422,847	-
Minnesota	-	21,059,453	-
New Jersey	-	54,564,637	-
New York Insured	-	152,537,728	-
North Carolina	-	26,859,427	-
Ohio	-	23,366,692	-
Oregon	-	40,993,983	-
Pennsylvania	-	41,621,279	-
Virginia	-	33,711,646	-

Investments In Short-Term Tax Exempt Investments:

Insured Tax Exempt	-	200,000	-
Insured Tax Exempt II	-	2,100,000	-
California Insured	-	300,000	-
Massachusetts	-	500,000	-
Michigan	-	250,000	-
Minnesota	-	200,000	-
New York Insured	-	500,000	-
Ohio	-	500,000	-
Pennsylvania	-	500,000	-

2. Derivatives-The Funds may invest in derivatives such as inverse floating rate securities ("inverse floaters") for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. At September 30, 2009, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	November 25, 2009